Note 10 - Equity Method Investments	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]

10. Equity Method Investments:

The companies accounted for as equity method investments, all of which are incorporated in the Marshall Islands, are as follows:

Entity	Vessel	Participation % June 30, 2022	Date Established /Acquired
Steadman Maritime Co.	-	49%	July 1, 2013
Marchant Maritime Co. (*)	-	-	-
Horton Maritime Co. (*)	-	-	-
Smales Maritime Co.	-	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Platt Maritime Co.	Polar Argentina	49%	May 18, 2015
Sykes Maritime Co.	Polar Brasil	49%	May 18, 2015

(*) Dissolved on June 21, 2021

During the six-month period ended June 30, 2022, the Company received, in the form of a special dividend, $1,128 from Steadman Maritime Co.

During the year ended December 31, 2021, Steadman Maritime Co. sold its vessel Ensenada and provided a special dividend to the Company amounting to $15,190. On March 22, 2021, March 24, 2021 and March 29, 2021, the Company entered into three share purchase agreements to acquire the ownership interest (in the range of 51% to 75%) held by funds managed and/or advised by York in five jointly-owned companies, namely Ainsley Maritime Co. and Ambrose Maritime Co., Hyde Maritime Co. and Skerrett Maritime Co. and Kemp Maritime Co., which had been formed pursuant to the Framework Deed. At the date of the acquisition, the aggregate net value of assets and liabilities transferred to the Company amounted to $141,040. Management accounted for this acquisition as an asset acquisition under ASC 805 “Business Combinations” whereas the cost consideration over proportionate cost of the net asset values acquired was proportionally allocated on a relative fair value basis to the net identifiable assets acquired (that is to the vessels and related time charters (Note 13)).

For the six-month periods ended June 30, 2021 and 2022, the Company recorded net income of $4,951 and $776, respectively, from equity method investments, which is separately reflected as Income from equity method investments in the accompanying consolidated statements of income.

The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2021	June 30, 2022
Current assets	$12,468	$10,148
Non-current assets	92,770	93,424
Total assets	$105,238	$103,572

Current liabilities	$6,576	$8,316
Non-current liabilities	58,110	55,421
Total liabilities	$64,686	$63,737

	Six-month period ended June 30,
	2021	2022
Voyage revenue	$29,457	$10,741
Net income	$11,480	$1,585